UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

LARGE CAP VALUE FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.1%
Johnson Controls Inc.	202,080	$7,757,851

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	105,276	7,755,683

Media - 11.6%
DISH Network Corp., Class A Shares	614,861	12,979,716	*
News Corp., Class A Shares	1,404,866	21,101,087
SES Global SA, FDR	531,045	12,811,677	(a)
Time Warner Cable Inc.	258,653	17,544,433
Time Warner Inc.	613,169	19,284,165

Total Media		83,721,078

Multiline Retail - 0.9%
Target Corp.	117,929	6,466,047

Specialty Retail - 1.4%
Home Depot Inc.	279,693	10,284,312

TOTAL CONSUMER DISCRETIONARY		115,984,971

CONSUMER STAPLES - 10.7%
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	244,764	8,370,929
Wal-Mart Stores Inc.	187,211	10,496,920

Total Food & Staples Retailing		18,867,849

Food Products - 0.9%
Unilever PLC, ADR	223,350	6,479,383

Household Products - 2.6%
Kimberly-Clark Corp.	289,538	18,741,795

Tobacco - 4.6%
Altria Group Inc.	194,400	4,570,344
Lorillard Inc.	96,050	7,226,802
Philip Morris International Inc.	368,753	21,107,422

Total Tobacco		32,904,568

TOTAL CONSUMER STAPLES		76,993,595

ENERGY - 14.9%
Energy Equipment & Services - 2.9%
Halliburton Co.	262,334	11,805,030
Transocean Ltd.	110,789	8,855,365	*

Total Energy Equipment & Services		20,660,395

Oil, Gas & Consumable Fuels - 12.0%
Apache Corp.	68,884	8,221,994
El Paso Corp.	1,335,991	21,215,537
Exxon Mobil Corp.	226,883	18,304,920
Royal Dutch Shell PLC, ADR, Class A Shares	143,841	10,211,273
Suncor Energy Inc.	293,468	12,181,857
Total SA, ADR	288,240	16,939,865

Total Oil, Gas & Consumable Fuels		87,075,446

TOTAL ENERGY		107,735,841

FINANCIALS - 22.8%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	229,853	7,178,309
Charles Schwab Corp.	479,534	8,655,589
Morgan Stanley	318,195	9,354,933
State Street Corp.	191,757	8,958,887

Total Capital Markets		34,147,718

Commercial Banks - 4.5%
U.S. Bancorp	269,576	7,278,552
Wells Fargo & Co.	789,066	25,581,520

Total Commercial Banks		32,860,072

Consumer Finance - 1.7%
American Express Co.	276,648	12,000,990

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Diversified Financial Services - 5.5%
Bank of America Corp.	1,118,809	$15,361,247
JPMorgan Chase & Co.	542,204	24,366,648

Total Diversified Financial Services		39,727,895

Insurance - 6.4%
Chubb Corp.	121,048	7,012,311
Loews Corp.	256,908	10,289,165
Marsh & McLennan Cos. Inc.	403,451	11,248,214
Progressive Corp.	359,271	7,117,159
Travelers Cos. Inc.	189,319	10,651,087

Total Insurance		46,317,936

TOTAL FINANCIALS		165,054,611

HEALTH CARE - 7.2%
Health Care Providers & Services - 1.0%
WellPoint Inc.	119,904	7,448,436	*

Pharmaceuticals - 6.2%
Johnson & Johnson	199,483	11,923,099
Merck & Co. Inc.	224,053	7,431,838
Novartis AG, ADR	207,242	11,576,538
Pfizer Inc.	400,255	7,292,646
Roche Holding AG	44,032	6,695,456	(a)

Total Pharmaceuticals		44,919,577

TOTAL HEALTH CARE		52,368,013

INDUSTRIALS - 10.4%
Aerospace & Defense - 4.0%
Honeywell International Inc.	303,566	17,002,731
Raytheon Co.	238,409	11,918,066

Total Aerospace & Defense		28,920,797

Industrial Conglomerates - 5.0%
General Electric Co.	862,985	17,380,518
United Technologies Corp.	230,149	18,711,114

Total Industrial Conglomerates		36,091,632

Machinery - 1.4%
Illinois Tool Works Inc.	191,418	10,238,949

TOTAL INDUSTRIALS		75,251,378

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 1.1%
Motorola Solutions Inc.	205,170	7,954,441	*

Computers & Peripherals - 1.5%
Hewlett-Packard Co.	238,472	10,895,785

IT Services - 2.6%
International Business Machines Corp.	114,474	18,544,788

Software - 1.7%
Microsoft Corp.	440,582	12,215,136

TOTAL INFORMATION TECHNOLOGY		49,610,150

MATERIALS - 3.0%
Chemicals - 1.9%
Air Products & Chemicals Inc.	160,245	13,981,376

Containers & Packaging - 1.1%
Crown Holdings Inc.	224,476	7,488,520	*

TOTAL MATERIALS		21,469,896

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
AT&T Inc.	333,387	9,174,810
CenturyLink Inc.	357,618	15,463,403
Verizon Communications Inc.	278,963	9,936,662

TOTAL TELECOMMUNICATION SERVICES		34,574,875

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY			SHARES	VALUE
UTILITIES - 1.8%
Multi-Utilities - 1.8%
Sempra Energy			252,951	$13,171,158

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $544,614,712)				712,214,488

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Interest in $358,401,000 joint tri-party repurchase agreement dated 1/31/11 with Barclays Capital Inc.; Proceeds at maturity - $11,907,069; (Fully collateralized by various U.S. government obligations, 0.750% to 4.125% due 11/30/11 to 5/15/15; Market value - $12,145,143) (Cost - $11,907,000)	0.210%	2/1/11	$11,907,000	11,907,000

TOTAL INVESTMENTS - 100.1% (Cost - $556,521,712#)				724,121,488
Liabilities in Excess of Other Assets - (0.1)%				(941,770)

TOTAL NET ASSETS - 100.0%				$723,179,718

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Large Cap Value Fund (the “Fund”) is a separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†:
Consumer discretionary	$103,173,294	$12,811,677	—	$115,984,971
Health care	45,672,557	6,695,456	—	52,368,013
Other common stocks	543,861,504	—	—	543,861,504

Total common stocks	$692,707,355	$19,507,133	—	$712,214,488

Short-term investments†	—	$11,907,000	—	$11,907,000

Total investments	$692,707,355	$31,414,133	—	$724,121,488

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$184,078,042
Gross unrealized depreciation	(16,478,266)

Net unrealized appreciation	$167,599,776

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 22, 2011